Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	968,451	988,468	1,413,624
Granted	258,958	175,984	118,228
Exercised	(243,117)	(172,708)	(471,246)
Cancelled	(46,324)	(23,293)	(72,138)
Balance at end of period	937,968	968,451	988,468
Exercisable at year end	434,179	411,724	346,716
Exercisable warrants in the money at year end	434,179	411,724	346,716
Weighted average exercise price of warrants at beginning	kr 1,501.49	kr 1,247.22	kr 862.03
Weighted average exercise price of warrants granted	2,244.22	2,282.35	2,009.79
Weighted average exercise price of warrants exercised	1,154.95	780.48	296.77
Weighted average exercise price of warrants cancelled	2,029.00	1,956.91	1,157.54
Weighted average exercise price of warrants at ending	1,770.31	1,501.49	1,247.22
Weighted Average Exercise Price Of Warrants Exercisable	1,265.68	1,058.41	935.60
Weighted Average Exercise Price Of Warrants Exercisable In Money	kr 1,265.68	kr 1,058.41	kr 935.60
Percentage of share capital attributed to exercise of warrants	1.00%	1.00%	2.00%
Weighted average exercise price of fair market value	kr 2,815.33	kr 2,439.80	kr 2,035.29
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	10,658	11,941	62,334
Granted	1,541	1,217
Exercised	(1,558)	(2,500)	(24,438)
Transfers	(8,721)		(25,955)
Balance at end of period	1,920	10,658	11,941
Exercisable at year end	617	6,594	4,192
Exercisable warrants in the money at year end	617	6,594	4,192
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	159,634	140,815	347,801
Granted		1,287	7,771
Exercised	(29,836)	(7,250)
Cancelled			(28,424)
Transfers		24,782	(186,333)
Balance at end of period	129,798	159,634	140,815
Exercisable at year end	118,571	135,723	83,426
Exercisable warrants in the money at year end	118,571	135,723	83,426
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	739,000	732,577	858,973
Granted	250,005	167,080	110,041
Exercised	(176,948)	(105,726)	(122,015)
Cancelled	(13,670)	(477)	(589)
Transfers	(25,373)	(54,454)	(113,833)
Balance at end of period	773,014	739,000	732,577
Exercisable at year end	282,296	219,386	166,402
Exercisable warrants in the money at year end	282,296	219,386	166,402
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	59,159	103,135	144,516
Granted	7,412	6,400	416
Exercised	(34,775)	(57,232)	(324,793)
Cancelled	(32,654)	(22,816)	(43,125)
Transfers	34,094	29,672	326,121
Balance at end of period	33,236	59,159	103,135
Exercisable at year end	32,695	50,021	92,696
Exercisable warrants in the money at year end	32,695	50,021	92,696